Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule of basic and diluted loss per common share [Abstract]
Income from investments held in Trust Account	$ 45,988
Less: Company’s portion available to be withdrawn to pay taxes
Net income attributable	$ 45,988
Basic and diluted weighted average shares outstanding (in Shares) | shares	26,276,074
Basic and diluted net income per share (in Dollars per share) | $ / shares	$ 0.00
Net loss	$ (1,284,331)
Less: Net income allocable to Class A common stock subject to possible redemption	45,988
Non-redeemable net loss	$ (1,330,319)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares) | shares	7,561,720
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share) | $ / shares	$ (0.18)